Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,477,000
Previously Paid Amount	0.00
Total Fee Amount	379.23
Total Offset Amount	0.00
Net Fee	379.23
Narrative - Max Aggregate Offering Price	$ 2,477,000
Final Prospectus	true